Other Account Payable -Schedule of Other Account Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Account Payable [Abstract]
Accrued expenses	$ 1,003	$ 1,393
Accrued employee compensation	442	18
Total	$ 1,445	$ 1,411